Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenues	Deferred revenues were as follows:

	December 31,
	2013	2012
	(in millions)
Hilton HHonors points sales	$597	$—
Other	77	82

	$674	$82